Fair Value Measurements and Marketable Securities	9 Months Ended
Sep. 30, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements and Marketable Securities

3. Fair Value Measurements and Marketable Securities

The following tables present information about the Company’s financial assets that have been measured at fair value as of September 30, 2019 and indicate the fair value of the hierarchy of the valuation inputs utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair value determined by Level 2 inputs utilize observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities, quoted market prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability. During the three months and nine months ended September 30, 2019, there were no transfers between Level 1 and Level 2 financial assets.

The following table summarizes the Company’s cash equivalents and marketable securities as of September 30, 2019, in thousands:

	Fair Value Measurements at September 30, 2019 Using:
	Level 1	Level 2	Level 3	Total
Cash equivalents
Money market funds	$1,722	$—	$—	$1,722
U.S. government securities	—	10,000	—	10,000
Corporate bonds	—	—	—	—
Commercial paper	—	7,978	—	7,978
Total cash equivalents	$1,722	$17,978	$—	$19,700
Marketable securities
Corporate bonds	$—	$266,379	$—	$266,379
Commercial paper	—	64,298.00	—	$64,298
Total marketable securities	$—	$330,677	$—	$330,677
Total	$1,722	$348,655	$—	$350,377

The Company had no cash equivalents and marketable securities at December 31, 2018.

The carrying amount reflected in the condensed consolidated balance sheets for research and development tax incentive receivable, trade and other receivables, accounts payable, and accrued expenses approximate fair value due to their short-term maturities. The carrying value of the Company’s outstanding notes payable approximates fair value (a Level 2 fair value measurement), reflecting interest rates currently available to the Company.

Marketable Securities

The following table summarizes the Company’s marketable securities as of September 30, 2019, in thousands:

	At September 30, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. government securities	$10,000	$—	$—	$10,000
Corporate bonds	266,154	301	(76)	266,379
Commercial paper	72,215	66	(5)	72,276
Total	$348,369	$367	$(81)	$348,655

The Company had no marketable securities at December 31, 2018.

The following table summarizes the Company’s available-for-sale debt securities by contractual maturity, as of September 30, 2019, in thousands:

At September 30, 2019
Due in one year	$264,453
Due after one year through three years	84,202
Total	$348,655